Net Loss Per Share Attributable to Ordinary Shareholders - Summary of Anti-dilutive Ordinary Share Equivalents As Converted Basis Excluded Calculation of Net Loss Per Share (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Antidilutive securities excluded from computation of earnings per share amount	107,688,293	129,423,970	102,554,065
Series A Preferred Shares
Antidilutive securities excluded from computation of earnings per share amount	91,600,398	91,600,398	91,600,398
Series A Preferred Shares Warrants
Antidilutive securities excluded from computation of earnings per share amount	216,667	162,500
Ordinary Share Warrants
Antidilutive securities excluded from computation of earnings per share amount		231,989
Convertible Notes Payable and Accrued Interest from MVIL
Antidilutive securities excluded from computation of earnings per share amount		22,640,052
Outstanding Share Options
Antidilutive securities excluded from computation of earnings per share amount	15,871,228	14,789,031	10,953,667